UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Common stock Common Stock	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jan. 27, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jan. 27, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 0	$ 431	24,569	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	4,312,500
Net loss	$ 0	$ 0	0	(1,126)	(1,126)
Balance at the end at Mar. 31, 2021	$ 0	$ 431	24,569	(1,126)	23,874
Balance at the end (in shares) at Mar. 31, 2021	0	4,312,500
Balance at the beginning at Jan. 27, 2021	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 27, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(1,569)
Balance at the end at Jun. 30, 2021	$ 0	$ 431	24,569	(1,569)	23,431
Balance at the end (in shares) at Jun. 30, 2021		4,312,500
Balance at the beginning at Jan. 27, 2021	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 27, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 431	24,569		25,000
Issuance of Class B common stock to Sponsor (in shares)		4,312,500
Excess cash received over the fair value of the private warrants			1,085,000		1,085,000
Forfeited shares		$ (56)	56
Contribution from Sponsor upon sale of founder shares to Anchor Investors			6,509,758		6,509,758
Net loss				46,738	46,738
Balance at the end at Dec. 31, 2021	$ 0	$ 375	0	(10,739,971)	(10,739,596)
Balance at the end (in shares) at Dec. 31, 2021	0	3,750,000
Balance at the beginning at Mar. 31, 2021	$ 0	$ 431	24,569	(1,126)	23,874
Balance at the beginning (in shares) at Mar. 31, 2021	0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0		(443)	(443)
Balance at the end at Jun. 30, 2021	0	$ 431	24,569	(1,569)	23,431
Balance at the end (in shares) at Jun. 30, 2021		4,312,500
Balance at the beginning at Dec. 31, 2021	$ 0	$ 375	0	(10,739,971)	(10,739,596)
Balance at the beginning (in shares) at Dec. 31, 2021	0	3,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0		0	(3,542,722)	(3,542,722)
Balance at the end at Mar. 31, 2022	$ 0	$ 375	0	(14,282,693)	(14,282,318)
Balance at the end (in shares) at Mar. 31, 2022	0	3,750,000
Balance at the beginning at Dec. 31, 2021	$ 0	$ 375	0	(10,739,971)	(10,739,596)
Balance at the beginning (in shares) at Dec. 31, 2021	0	3,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(188,460)
Balance at the end at Jun. 30, 2022	$ 0	$ 375	0	(10,928,431)	(10,928,056)
Balance at the end (in shares) at Jun. 30, 2022	0	3,750,000
Balance at the beginning at Mar. 31, 2022	$ 0	$ 375	0	(14,282,693)	(14,282,318)
Balance at the beginning (in shares) at Mar. 31, 2022	0	3,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0		0	3,354,262	3,354,262
Balance at the end at Jun. 30, 2022	$ 0	$ 375	$ 0	$ (10,928,431)	$ (10,928,056)
Balance at the end (in shares) at Jun. 30, 2022	0	3,750,000